Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions
Summary of transactions with related parties

(a)	Transactions with related parties

	2019	2020
	RMB’000	RMB’000
Depreciation and interest expense
- A related company	2,269	2,182
- Non-controlling interests	1,220	—
Acquisition of additional interest in subsidiaries
- A director	9,274	—
Service fee expenses
-A related company	2,500	—
Interest expense from convertible note
- A shareholder	4,145	—

Summary of balances with related parties

	2019	2020
	RMB’000	RMB’000
Current (Note i)
Amounts due from related parties
Amounts due from related companies	628	94
Amounts due from non‑controlling interests	2,473	3,839
	3,101	3,933
Amounts due to related parties
Amounts due to related companies	622	620
Amounts due to non‑controlling interests	4	604
	626	1,224

Summary of key management compensation

	2019	2020
	RMB’000	RMB’000
Basic salaries and bonus	19,237	13,428
Share based compensation	33,003	54,662
Pension costs - defined contribution plans	257	214
	52,497	68,304

Summary of personal guarantees and corporate guarantee from related company

	2019	2020
	RMB’000	RMB’000
Bank borrowings of the Group secured by personal guarantees from Dr. Zhou Pengwu, Dr. Zhou Yitao and Ms. Ding Wenting and corporate guarantee from a related company	61,125	172,131
Bank borrowings of the Group secured by personal properties from Dr. Zhou Pengwu and Ms. Ding Wenting	—	25,725